Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other current liabilities
Other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued bonus	$13,561	$9,821
Accrued payroll	7,013	6,834
Accrued benefits	1,057	3,663
Accrued commissions	2,826	1,540
Current portion of long-term debt	—	1,770
Other	$5,511	$4,509
Total current other liabilities	$29,968	$28,137